SHARE-BASED COMPENSATION (Details 1) - 2010 Plan	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Number of Options
Options outstanding (in shares) | shares	4,900,000	4,900,000	5,136,900	5,136,900	3,962,650
Granted (in shares) | shares					1,300,000
Exercised (in shares) | shares	(1,726,874)	(1,726,874)	(138,700)	(138,700)
Cancelled and forfeited (in shares) | shares	(17,626)	(17,626)	(98,200)	(98,200)	(125,750)
Options outstanding (in shares) | shares			4,900,000	4,900,000	5,136,900	3,962,650
Vested and expected to vest (in shares) | shares		3,123,478
Vested and exercisable (in shares) | shares		2,465,000
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share)		$ 3.74		$ 3.76	$ 2.66
Granted (in dollars per share)					7
Exercised (in dollars per share)		2.20		2.2
Cancelled and forfeited (in dollars per share)		6.97		6.86	2.46
Options outstanding (in dollars per share)				$ 3.74	$ 3.76	$ 2.66
Vested and expected to vest		4.54
Vested and exercisable (in dollars per share)		$ 4.04
Weighted Average Contractual Term
Options outstanding (Year)	1 year 7 months 20 days	1 year 7 months 20 days	1 year 7 months 2 days	1 year 7 months 2 days	1 year 11 months 12 days	2 years 2 months 8 days
Vested and expected to vest	1 year 7 months 17 days	1 year 7 months 17 days
Vested and exercisable, contractual term	1 year 5 months 1 day	1 year 5 months 1 day
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value | $		$ 13,356,070		$ 5,425,522	$ 4,564,417
Options outstanding, intrinsic value | $		2,801,660		$ 13,356,070	$ 5,425,522	$ 4,564,417
Vested and expected to vest | $		2,801,660
Vested and exercisable, intrinsic value | $		$ 2,659,660
Intrinsic value of options exercised | ¥	¥ 38,265,778		¥ 2,577,855
Weighted Average Grant-date Fair Value (US$)
Options outstanding, fair value (in dollar per share)		$ 0
Granted, fair value (in dollars per share)					3.26
Exercised, fair value (in dollars per share)
Options outstanding, fair value (in dollar per share)				$ 0